Related parties - Summary of board of directors remuneration (Detail) ₽ in Thousands	12 Months Ended
Dec. 31, 2019 RUB (₽)
Disclosure Of Board Of Directors Remuneration [Abstract]
Cash compensation	₽ 17,281
Equity awards	15,025
Pension contributions	2,930
Other social contributions	195
Total remuneration	₽ 35,431